T. Rowe Price Global Technology Fund, Inc.
T. Rowe Price Global Technology Fund SUMMARY
Investment Objective
The fund seeks to provide long-term capital growth.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)		T. Rowe Price Global Technology Fund, Inc.
Maximum sales charge (load) imposed on purchases		none
Maximum deferred sales charge (load)		none
Redemption fee		none
Maximum account fee	[1]	20
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	T. Rowe Price Global Technology Fund, Inc.
Management fees	0.74%
Distribution and service (12b-1) fees	none
Other expenses	0.17%
Total annual fund operating expenses	0.91%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
T. Rowe Price Global Technology Fund, Inc.	93	290	504	1,120

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 228.6% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in the common stocks of companies we expect to generate a majority of their revenues from the development, advancement, and use of technology. Our primary emphasis is on the common stocks of what we consider to be leading technology companies around the world. We normally seek to invest in at least 5 countries and allocate 25% of the fund’s investments to stocks of companies outside the U.S. However, the amount of the fund invested in foreign securities will vary depending on the portfolio manager’s view of opportunities overseas versus those in the U.S. Some of the industries and companies likely to be represented in the fund’s portfolio include:
  communications - voice, data, and wireless;
  Internet infrastructure - hardware, software, and networking equipment;
  semiconductors - components and equipment;
  computer - hardware and software;
  e-commerce (companies doing business through the Internet) and data processing services; and
  media and entertainment.
The Internet and the widespread availability of communications services continue to break down regional boundaries. Therefore, we will seek to invest across a broad range of global enterprises.

Stock selection is based on intensive fundamental research that assesses companies’ business prospects, the valuations of their stocks, and their prospects for share price appreciation. The fund’s investments can range from small companies offering new technologies, including privately held companies and newly public companies, to large firms with established track records. Investments may also include companies positioned to benefit from advances in technology even if they are not direct technology providers. The fund may at times maintain a relatively concentrated portfolio, particularly when the fund’s top holdings outperform the remainder of the portfolio.

In pursuing its investment objective, the fund has the discretion to deviate from its normal investment criteria. These situations might arise when the fund’s management believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.
Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Risks of stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a particular company or industry.

Investments in the stocks of privately held companies and newly public companies involve greater risks than investments in stocks of companies that have traded publicly on an exchange for extended time periods. Investments in such companies are less liquid and difficult to value, and there is significantly less information available about these companies’ business models, quality of management, earnings growth potential, and other criteria used to evaluate their investment prospects.

Industry risk A fund that focuses its investments in specific industries or sectors is more susceptible to developments affecting those industries and sectors than a more broadly diversified fund. Because the fund invests significantly in technology companies, the fund may perform poorly during a downturn in those industries. Technology companies can be adversely affected by, among other things, intense competition, earnings disappointments, and rapid obsolescence of products and services due to technological innovations or changing consumer preferences.

International investing risk Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. issuers. International securities tend to be more volatile and less liquid than investments in U.S. securities and may lose value because of adverse political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, international investments are subject to settlement practices and regulatory and financial reporting standards that differ from those of the U.S. These risks are heightened for the fund’s investments in emerging markets.
Performance
The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Global Technology Fund Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/09	30.42%
Worst Quarter	12/31/08	-24.87%

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account. In some cases, the figure shown under “returns after taxes on distributions and sale of fund shares” may be higher than the figure shown under “returns before taxes” because the calculations assume the investor received a tax deduction for any loss incurred on the sale of shares.
Average Annual Total Returns Periods ended December 31, 2014
Average Annual Total Returns	1 Year	5 Years	10 Years
T. Rowe Price Global Technology Fund, Inc.	23.99%	20.07%	13.30%
T. Rowe Price Global Technology Fund, Inc. Returns after taxes on distributions	14.30%	16.65%	11.67%
T. Rowe Price Global Technology Fund, Inc. Returns after taxes on distributions and sale of fund shares	15.32%	14.90%	10.45%
T. Rowe Price Global Technology Fund, Inc. MSCI All Country World Index Information Technology (reflects no deduction for fees, expenses, or taxes)	15.73%	12.77%	7.97%

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.